--------------------------
                                                      OMB APPROVAL
                                                      --------------------------
                                                      OMB Number: 3235-0570
                                                      Expires: April 30, 2008
                                                      Estimated average burden
                                                      hours per response: 19.4
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21317
                                   ---------------------------------------------

                              PMFM Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  1061 Cliff Dawson Road           Watkinsville, Georgia              30677
--------------------------------------------------------------------------------
        (Address of principal executive offices)                    (Zip code)

                               Tina H. Bloom, Esq.

Ultimus Fund Solutions, LCC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (706) 583-5207
                                                     ---------------------------

Date of fiscal year end:        May 31, 2008
                          ---------------------------------------------

Date of reporting period:       November 30, 2007
                          ---------------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

Semi-Annual Report 2007

                                                    PMFM MANAGED PORTFOLIO TRUST
                                             PMFM CORE ADVANTAGE PORTFOLIO TRUST
                                                               NOVEMBER 30, 2007
                                                                     (UNAUDITED)

PMFM
FUNDS

This report and the financial statements contained herein are submitted for the general information of the shareholders of the PMFM Funds ("Funds"). This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Funds nor the Funds' distributor is a bank.

       Distributor: Ultimus Fund Distributors, LLC, Phone 1-866-383-7636.

PMFM INVESTMENT TRUST
LETTER TO SHAREHOLDERS                                          JANUARY 10, 2008
================================================================================

Dear PMFM Shareholder,

Enclosed  for your  review is the  semi-annual  report for the six months  ended
November 30, 2007 for the PMFM Managed Portfolio Trust and the PMFM Core Advantage Portfolio Trust, both a series of the PMFM Investment Trust (the "Funds"). In managing each Fund, we use our proprietary quantitatively driven asset allocation models to assess the risk of being invested or not being invested in the market. As explained below, this past six months was a challenging market environment for the Funds, primarily because during this period we were in fully defensive positions on two occasions because of downside market action. On both occasions, that downside market action triggered our risk adverse approach to managing money.

MARKET OVERVIEW

During the past six months (June - November, 2007), the market averages were mostly negative, with the Nasdaq Composite Index up +2.6%, the Russell 2000 down -8.8%, the S&P 500 down -2.3%, and the Dow Industrial Average down -0.7%. During this same period, the Managed Portfolio was up +1.9% and the Core Advantage Portfolio was unchanged. The beginning of this period was characterized by a sideways, indecisive market into the middle of July, in which a sharp drop in the market registered by most averages were down about 10%. This was then followed in mid-August with a strong rally in which most averages hit new highs. However, this was short-lived as the market once again began a sharp drop in late October and is still in process. During both of these down periods, our model correctly took us into defensive positions. During this period, while large cap issues and growth issues performed relatively better than small cap issues, no particular group did well. The current bull market, which began in late 2002, is near a record in duration, but an under performer in returns. As a bull market matures, gains become harder and harder to come by, volatility increases, and many times topping action is identified by a blow-off phase where aggressive speculation becomes the norm. We believe we are close to the end of this bull market, if not already there. Even though the FED is actively lowering interest rates in an effort to stave off an economic slowdown, this will probably not prevent a bear market or at least a sizeable correction, but instead make the market even more volatile with strong convincing up moves followed by sharp drops. In any case, we know that our model will try to keep us on the right side of the market.

PMFM ACTIVE MANAGEMENT STRATEGY

Our Funds are managed using an active or tactical management strategy; however the Core Advantage Portfolio uses a core-satellite approach where the core portion is strategically managed and is discussed below. Active management means that we assess the risks of the market by using a quantitatively driven asset allocation technical model. We determine the amount of assets to commit to the equity market using this rules-based decision process. We invest in the markets when, based on our models, we have a positive expectancy for profit. Our portfolio investment vehicles generally include Exchange Traded Funds (ETFs), cash, and cash equivalents. This active strategy will take us into defensive positions when the trends of the market are not

PMFM INVESTMENT TRUST
LETTER TO SHAREHOLDERS (CONTINUED)
================================================================================

favorable. To select investments, we utilize our proprietary technical ranking system which looks at the individual performance measures of each ETF, the ETF's relative performance to the overall market, and its performance relative to its associated market sector. Once we hold an issue, we manage it based upon its performance; due to stop-loss protections built into our models, we generally will not continue to hold an asset that is not performing. This approach helps to limit losses during significant market declines. This approach is defensive in nature and adheres to our overall philosophy that we can try to win by not losing.

PMFM CORE ADVANTAGE PORTFOLIO

This Fund is our growth portfolio and is set up in a core-satellite structure. This means that 50% of the Fund (satellite) is actively managed using our tactical models, while the remaining 50% (core) is strategically managed and remains fully invested at all times. The core portion is invested in large-cap, mid-cap, small-cap, and international issues. The percentages of holdings of each are determined by the relative strength of those asset classes. The satellite portion is actively managed primarily using market sectors as the guiding methodology. Historically, each year a few market sectors will outperform the general market and the goal for this portion of the Core Advantage Portfolio is to capitalize on that performance using our technical ranking system which is geared to not only performance, but also relative performance. This Fund may be appropriate for those who want approximately half of their investment positioned in the market at all times, with the remainder being actively managed using our tactical models that take defensive positions during down markets.

PMFM MANAGED PORTFOLIO

This Fund is our moderate portfolio, and is managed based upon our rules-based technical model. While this Fund takes a moderate approach in an effort to achieve equity-like returns, it differs from the PMFM Core Advantage Portfolio in that it may take a fully defensive position as determined by our models. This Fund is managed similar to the satellite (actively managed) portion of the PMFM Core Advantage Portfolio.

Thank you for your continued support and allowing us to serve you and the Funds. Please feel free to contact us with any questions or concerns.

Sincerely,
PMFM, Inc.

/s/ Greg Morris

Greg Morris
Senior Portfolio Manager

PMFM INVESTMENT TRUST
LETTER TO SHAREHOLDERS (CONTINUED)
================================================================================

The views in this report were those of the Funds' investment adviser as of the date of this Report and may not reflect their views on the date this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investment in the Fund and do not constitute investment advice.

THE PERFORMANCE INFORMATION QUOTED ABOVE REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PERFORMANCE DATA, CURRENT TO THE MOST RECENT MONTH END, MAY BE OBTAINED BY CALLING
1-800-222-7636. AN INVESTOR SHOULD CONSIDER A FUND'S INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUNDS' PROSPECTUS CONTAINS THIS AND OTHER IMPORTANT INFORMATION. FOR INFORMATION ON THE FUNDS' EXPENSE RATIOS PLEASE SEE THE FINANCIAL HIGHLIGHTS TABLES FOUND WITHIN THIS REPORT.

PMFM MANAGED PORTFOLIO TRUST
PORTFOLIO ALLOCATION (% OF NET ASSETS)
NOVEMBER 30, 2007 (UNAUDITED)
================================================================================

                              [PIE CHART OMITTED]

Short-Term Investments and Other Assets in Excess of Liabilities       100.0%


PMFM CORE ADVANTAGE PORTFOLIO TRUST
PORTFOLIO ALLOCATION (% OF NET ASSETS)
NOVEMBER 30, 2007 (UNAUDITED)
================================================================================

                              [PIE CHART OMITTED]

Exchange-Traded Funds                                                   50.6%
Short-Term Investments and Other Assets in Excess of Liabilities        49.4%

PMFM MANAGED PORTFOLIO TRUST
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2007 (UNAUDITED)
================================================================================
   SHARES    SHORT-TERM INVESTMENTS -- 99.6%                           VALUE
--------------------------------------------------------------------------------

 86,465,836    Lehman Brothers Institutional Liquidity Prime
               Portfolio (Cost $86,465,836)                       $   86,465,836
                                                                  --------------

               TOTAL INVESTMENTS AT VALUE -- 99.6%
               (Cost $86,465,836)                                 $   86,465,836

               OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.4%             345,351
                                                                  --------------

               TOTAL NET ASSETS -- 100.0%                         $   86,811,187
                                                                  ==============


PMFM CORE ADVANTAGE PORTFOLIO TRUST
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2007 (UNAUDITED)
================================================================================
  SHARES       EXCHANGE-TRADED FUNDS -- 50.6%                          VALUE
--------------------------------------------------------------------------------

     34,988    iShares MSCI EAFE Index Fund                       $    2,903,304
     23,880    iShares Russell 2000 Index Fund                         1,828,492
     32,821    S&P 400 Mid-Cap Depositary Receipts                     5,134,845
     57,050    S&P 500 Depositary Receipts                             8,481,053
                                                                  --------------
               TOTAL EXCHANGE-TRADED FUNDS (Cost $17,212,087)     $   18,347,694
                                                                  --------------

================================================================================
  SHARES       SHORT-TERM INVESTMENTS -- 48.9%                        VALUE
--------------------------------------------------------------------------------

 17,760,024    Lehman Brothers Institutional Liquidity Prime
               Portfolio (Cost $17,760,024)                       $   17,760,024
                                                                  --------------

               TOTAL INVESTMENTS AT VALUE -- 99.5%
               (Cost $34,972,111)                                 $   36,107,718

               OTHER ASSETS IN EXCESS OF LIABILITIES-- 0.5%              165,873
                                                                  --------------

               TOTAL NET ASSETS -- 100.0%                         $   36,273,591
                                                                  ==============


See accompanying notes to financial statements.

PMFM INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
NOVEMBER 30, 2007 (UNAUDITED)
========================================================================================
                                                                                CORE
                                                               MANAGED        ADVANTAGE
                                                              PORTFOLIO       PORTFOLIO
                                                                TRUST           TRUST
----------------------------------------------------------------------------------------
ASSETS
Investments in securities:
   At acquisition cost                                      $ 86,465,836    $ 34,972,111
                                                            ============    ============
   At value (Note 2)                                        $ 86,465,836    $ 36,107,718
Dividends receivable                                             231,887          47,483
Receivable for capital shares sold                               140,111         139,738
Other assets                                                      40,286          29,601
                                                            ------------    ------------
   TOTAL ASSETS                                               86,878,120      36,324,540
                                                            ------------    ------------
LIABILITIES
Payable for capital shares redeemed                                8,765           1,276
Accrued distribution fees (Note 5)                                20,753           8,692
Accrued compliance fees (Note 5)                                   1,250           1,250
Payable to administrator (Note 5)                                 13,500           8,500
Other accrued expenses                                            22,665          31,231
                                                            ------------    ------------
   TOTAL LIABILITIES                                              66,933          50,949
                                                            ------------    ------------

NET ASSETS                                                  $ 86,811,187    $ 36,273,591
                                                            ============    ============
Net assets consist of:
Paid-in capital                                             $ 78,221,351    $ 33,088,475
Accumulated net investment income (loss)                          19,180         (38,719)
Accumulated net realized gains from
   security transactions                                       8,570,656       2,088,228
Net unrealized appreciation on investments                            --       1,135,607
                                                            ------------    ------------

NET ASSETS                                                  $ 86,811,187    $ 36,273,591
                                                            ============    ============
Shares of beneficial interest outstanding
   (unlimited number of shares authorized, no par value)       8,327,850       3,025,543
                                                            ============    ============

Net asset value and redemption price per share (Note 2)     $      10.42    $      11.99
                                                            ============    ============

Maximum offering price per share (Note 2)                   $      11.06    $      12.72
                                                            ============    ============


See accompanying notes to financial statements.

PMFM INVESTMENT TRUST
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2007 (UNAUDITED)
================================================================================================
                                                                                        CORE
                                                                      MANAGED         ADVANTAGE
                                                                     PORTFOLIO        PORTFOLIO
                                                                       TRUST            TRUST
------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends                                                          $  1,297,922     $    354,953
                                                                   ------------     ------------

EXPENSES
Investment advisory fees (Note 5)                                       501,171          213,934
Distribution expenses, Class A (Note 5)                                  35,917           14,769
Distribution expenses, Investor Class (Note 5)                           64,317           28,020
Administration fees (Note 5)                                             49,290           23,845
Professional fees                                                        22,090           19,090
Fund accounting fees (Note 5)                                            21,003           18,718
Mutual fund services (Note 5)                                            23,551           13,841
Transfer agent fees, Class A (Note 5)                                     7,210            7,000
Transfer agent fees, Investor Class (Note 5)                              5,250            4,500
Registration fees, Common                                                 9,352            8,489
Registration fees, Class A                                                  801              801
Registration fees, Investor Class                                         1,745              801
Compliance fees (Note 5)                                                  8,898            8,898
Postage and supplies                                                      8,535            6,212
Insurance expense                                                         4,865            1,886
Custodian fees                                                            2,770            3,147
Shareholder report printing                                               3,145            2,721
Trustees' fees and expenses                                               1,078            1,078
Other expenses                                                              325           17,991
                                                                   ------------     ------------
   Total expenses                                                       771,313          395,741
   Investor Class expenses reimbursed by the Advisor (Note 5)                --           (2,069)
                                                                   ------------     ------------
Net expenses                                                            771,313          393,672
                                                                   ------------     ------------

NET INVESTMENT INCOME (LOSS)                                            526,609          (38,719)
                                                                   ------------     ------------
REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS
Net realized gains from security transactions                         5,788,780        2,929,710
Net change in unrealized appreciation/
   depreciation on investments                                       (4,295,193)      (2,840,788)
                                                                   ------------     ------------
NET REALIZED AND UNREALIZED
   GAINS ON INVESTMENTS                                               1,493,587           88,922
                                                                   ------------     ------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                                 $  2,020,196     $     50,203
                                                                   ============     ============


See accompanying notes to financial statements.

PMFM INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
============================================================================================================================
                                                                                                           CORE
                                                                         MANAGED                         ADVANTAGE
                                                                        PORTFOLIO                        PORTFOLIO
                                                                          TRUST                            TRUST
----------------------------------------------------------------------------------------------------------------------------
                                                              SIX MONTHS                        SIX MONTHS
                                                                 ENDED            YEAR             ENDED            YEAR
                                                              NOVEMBER 30,        ENDED         NOVEMBER 30,        ENDED
                                                                 2007            MAY 31,           2007            MAY 31,
                                                              (UNAUDITED)         2007          (UNAUDITED)         2007
----------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)                                 $    526,609     $    555,387     $    (38,719)    $    (63,748)
Net realized gains from security transactions                   5,788,780        2,801,905        2,929,710          725,091
Net change in unrealized appreciation/
   depreciation on investments                                 (4,295,193)       4,295,193       (2,840,788)       3,514,312
                                                             ------------     ------------     ------------     ------------
Net increase in net assets from operation                       2,020,196        7,652,485           50,203        4,175,655
                                                             ------------     ------------     ------------     ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income:
   Class A                                                         (7,689)          (2,460)              --               --
   Investor Class                                                (836,105)        (440,832)              --               --
Distributions from net realized gains:
   Class A                                                             --          (12,145)              --               --
   Investor Class                                                      --       (1,451,782)              --               --
                                                             ------------     ------------     ------------     ------------
Decrease in net assets from distributions to shareholders        (843,794)      (1,907,219)              --               --
                                                             ------------     ------------     ------------     ------------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 6)
CLASS A
Proceeds from shares sold (Note 1)                             87,802,931          688,060       37,144,090           38,445
Net asset value of shares issued in
   reinvestment of distributions to shareholders                    7,689           14,605               --               --
Payments for shares redeemed                                  (10,158,741)        (213,185)      (4,093,965)              --
                                                             ------------     ------------     ------------     ------------
Net increase in net assets from Class A transactions           77,651,879          489,480       33,050,125           38,445
                                                             ------------     ------------     ------------     ------------
INVESTOR CLASS
Proceeds from shares sold                                      29,170,291       23,745,126        8,282,881       25,327,883
Net asset value of shares issued in
   reinvestment of distributions to shareholders                  831,120        1,890,983               --               --
Payments for shares redeemed (Note 1)                         (88,678,299)     (26,420,009)     (37,821,522)     (10,580,056)
                                                             ------------     ------------     ------------     ------------
Net increase (decrease) in net assets from
   Investor Class transactions                                (58,676,888)        (783,900)     (29,538,641)      14,747,827
                                                             ------------     ------------     ------------     ------------
ADVISOR CLASS
Proceeds from shares sold                                              --           14,562               --               --
Payments for shares redeemed                                           --         (629,802)              --               --
                                                             ------------     ------------     ------------     ------------
Net decrease in net assets from
   Advisor Class transactions                                          --         (615,240)              --               --
                                                             ------------     ------------     ------------     ------------

TOTAL INCREASE IN NET ASSETS                                   20,151,393        4,835,606        3,561,687       18,961,927

NET ASSETS
Beginning of period                                            66,659,794       61,824,188       32,711,904       13,749,977
                                                             ------------     ------------     ------------     ------------
End of period                                                $ 86,811,187     $ 66,659,794     $ 36,273,591     $ 32,711,904
                                                             ============     ============     ============     ============

ACCUMULATED NET INVESTMENT INCOME (LOSS)                     $     19,180     $    336,365     $    (38,719)    $         --
                                                             ============     ============     ============     ============


See accompanying notes to financial statements.

PMFM MANAGED PORTFOLIO TRUST
FINANCIAL HIGHLIGHTS
=========================================================================================
FOR A CLASS A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------
                                                            SIX MONTHS
                                                              ENDED              PERIOD
                                                            NOVEMBER 30,          ENDED
                                                               2007              MAY 31,
                                                            (UNAUDITED)          2007 (a)
-----------------------------------------------------------------------------------------
Net asset value, beginning of period                        $    10.34         $     9.47
                                                            ----------         ----------
Income from investment operations:
   Net investment income                                          0.06               0.05
   Net realized and unrealized gains on securities                0.14               1.12
                                                            ----------         ----------
      Total income from investment operations                     0.20               1.17
                                                            ----------         ----------
Less distributions:
   Dividends from net investment income                          (0.12)             (0.05)
   Distributions from net realized gains                            --              (0.25)
                                                            ----------         ----------
      Total distributions                                        (0.12)             (0.30)
                                                            ----------         ----------

Net asset value, end of period                              $    10.42         $    10.34
                                                            ==========         ==========

Total return (b)                                                 1.92%(c)          12.53%(c)
                                                            ==========         ==========
Ratios/Supplemental data:
   Net assets, end of period (000's)                        $   86,811         $      536
                                                            ==========         ==========

   Ratio of gross expenses to average net assets (d) (e)         1.93%(f)           2.06%(f)

   Ratio of net expenses to average net asset (d)                1.93%(f)           1.95%(f)

   Ratio of net investment income to average net assets          1.30%(f)           0.71%(f)

   Portfolio turnover rate                                        353%(c)            346%

(a) Represents the period from September 15, 2006 (date of initial public offering) through May 31, 2007.

(b) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions of the redemption of Fund shares. Total returns shown do not include the effect of applicable sales loads.

(c)   Not annualized.

(d) The ratios of expenses to average net assets do no reflect the Fund's proportionate share of expenses of the underlying investment companies in which the Fund invested.

(e) The expense ratios listed reflect total expenses prior to any fee waivers and/or expense reimbursements by the Advisor and Administrator.

(f)   Annualized.


See accompanying notes to financial statements.


PMFM CORE ADVANTAGE PORTFOLIO TRUST
FINANCIAL HIGHLIGHTS
=========================================================================================
FOR A CLASS A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------
                                                            SIX MONTHS
                                                              ENDED              PERIOD
                                                            NOVEMBER 30,          ENDED
                                                               2007              MAY 31,
                                                            (UNAUDITED)          2007 (a)
-----------------------------------------------------------------------------------------
Net asset value, beginning of period                        $    11.99         $    10.38
                                                            ----------         ----------
Income (loss) from investment operations:
   Net investment loss                                           (0.01)             (0.01)
   Net realized and unrealized gains on securities                0.01               1.62
                                                            ----------         ----------
      Total income from investment operations                     0.00               1.61
                                                            ----------         ----------

Net asset value, end of period                              $    11.99         $    11.99
                                                            ==========         ==========

Total return (b)                                                 0.00%(c)          15.51%(c)
                                                            ==========         ==========
Ratios/Supplemental data:
   Net assets, end of period (000's)                        $   36,274         $       41
                                                            ==========         ==========

   Ratio of gross expenses to average net assets (d) (e)         2.40%(f)           2.39%(f)

   Ratio of net expenses to average net assets (d)               2.40%(f)           2.37%(f)

   Ratio of net investment loss to average net assets           (0.32%)(f)         (0.31%)(f)

   Portfolio turnover rate                                        271%(c)            291%

(a) Represents the period from September 15, 2006 (date of initial public offering) through May 31, 2007.

(b) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions of the redemption of Fund shares. Total returns shown do not include the effect of applicable sales loads.

(c)   Not annualized.

(d) The ratios of expenses to average net assets do no reflect the Fund's proportionate share of expenses of the underlying investment companies in which the Fund invested.

(e) The expense ratios listed reflect total expenses prior to any fee waivers and/or expense reimbursements by the Advisor and Administrator.

(f)   Annualized.


See accompanying notes to financial statements.

PMFM INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 2007 (UNAUDITED)
================================================================================

1.    ORGANIZATION

PMFM Managed Portfolio Trust and PMFM Core Advantage Portfolio Trust (individually, a "Fund," and, collectively, the "Funds") are each a non-diversified series of The PMFM Investment Trust (the "Trust"), a Delaware Statutory Trust registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company.

PMFM Managed Portfolio Trust commenced operations on June 30, 2003. The investment objective of the Fund is to seek long-term capital appreciation, while maintaining a secondary emphasis on capital preservation, through investments in exchange-traded funds and in cash or cash equivalent positions.

PMFM Core Advantage Portfolio Trust commenced operations on January 27, 2004. The investment objective of the Fund is to seek capital appreciation through investments in exchange-traded funds and in cash or cash equivalent positions.

Each Fund currently offers one class of shares: Class A shares (sold subject to a maximum front-end sales load of 5.75% and a distribution fee of up to 0.25% of the average daily net assets attributable to Class A shares). Prior to October 1, 2007, a second class, Investor Class shares, was also offered for each Fund. Investor Class shares were sold without any sales loads and had an annual distribution fee of up to 0.25% of average daily net assets attributable to Investor Class shares.

On October 1, 2007, the Investor Class shares were discontinued and all outstanding shares were converted to Class A shares. PMFM Managed Portfolio Trust converted $84,212,399 of Investor Class shares to Class A shares and PMFM Core Advantage Portfolio Trust converted $35,234,351 of Investor Class shares to Class A shares.

Prior to September 15, 2006, a third class, Advisor Class shares, was also offered for PMFM Managed Portfolio Trust. Advisor Class shares were sold without any sales loads and had an annual distribution fee of up to 1.00% of the average daily net assets attributable to Advisor Class shares. On September 15, 2006, the Advisor Class shares were discontinued and all outstanding shares were converted to Class A shares.

2.    ACCOUNTING POLICIES

The following is a summary of the Funds' significant accounting policies used in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

SECURITY VALUATION: The Funds' investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ market are valued at the NASDAQ Official Closing Price. Other securities traded in the market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds' normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no

PMFM INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
NOVEMBER 30, 2007 (UNAUDITED)
================================================================================

transactions for that security over an extended period of time; (ii) an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the portfolio security prior to the Funds' net asset value calculation; (iii) the exchange on which the portfolio security is principally traded closes early; or (iv) trading of the portfolio security is halted during the day and does not resume prior to the Funds' net asset value calculation. A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Funds' normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

SHARE VALUATION: The net asset value per share of each Fund is determined daily by dividing the total value of the assets less liabilities, by the number of shares outstanding. The maximum offering price per share of Class A shares of the Funds is equal to the net asset value per share plus a sales load equal to 6.10% of the net asset value (or 5.75% of the offering price).

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

DISTRIBUTIONS TO SHAREHOLDERS: Dividends arising from net investment income, if any, are declared and paid quarterly to shareholders of each Fund. Net realized gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either temporary or permanent in nature and are primarily due to losses deferred due to wash sales and net investment losses. Dividends and distributions are recorded on the ex-dividend date.

USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities, and revenues and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES: It is each Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

PMFM INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
NOVEMBER 30, 2007 (UNAUDITED)
================================================================================

3.    SECURITY TRANSACTIONS

During the six months ended November 30, 2007, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments and U.S. government securities, amounted to $261,998,617 and $322,261,273, respectively, for PMFM Managed Portfolio Trust; and $63,538,244 and $75,263,187, respectively, for PMFM Core Advantage Portfolio Trust.

4.    TAX MATTERS

The tax character of distributions paid during the periods ended November 30, 2007 and May 31, 2007 was as follows:

                               PERIODS           ORDINARY          TOTAL
                                ENDED             INCOME       DISTRIBUTIONS
--------------------------------------------------------------------------------
PMFM MANAGED PORTFOLIO TRUST
   Class A                     11/30/07        $      7,689    $      7,689
   Investor Class              11/30/07        $    836,105    $    836,105
   Class A                     05/31/07        $     14,605    $     14,605
   Investor Class              05/31/07        $  1,892,614    $  1,892,614
--------------------------------------------------------------------------------

There were no distributions paid during the periods ended November 30, 2007 and May 31, 2007 for PMFM Core Advantage Portfolio Trust.

The tax character of distributable earnings at November 30, 2007 was as follows:

                                                                      CORE
                                                     MANAGED        ADVANTAGE
                                                    PORTFOLIO       PORTFOLIO
                                                      TRUST           TRUST
--------------------------------------------------------------------------------
Tax cost of portfolio investments                  $ 86,465,836    $ 34,972,111
                                                   ============    ============
Gross unrealized appreciation                      $         --    $  1,488,715
Gross unrealized depreciation                                --        (353,108)
                                                   ------------    ------------
Net unrealized appreciation                                  --       1,135,607
Accumulated ordinary income                           8,589,836       2,227,590
Capital loss carryforward                                    --        (841,482)
Other gains                                                  --         663,401
                                                   ------------    ------------
Total distributable earnings                       $  8,589,836    $  3,185,116
                                                   ============    ============
--------------------------------------------------------------------------------

As of May 31, 2007, PMFM Core Advantage Portfolio Trust had a capital loss carryforward of $841,482, of which $780,051 expires on May 31, 2012 and $61,431 expires on May 31, 2013. These capital loss carryforwards may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

PMFM INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
NOVEMBER 30, 2007 (UNAUDITED)
================================================================================

5.    TRANSACTIONS WITH AFFILIATES

Certain Trustees and officers of the Trust are also officers of PMFM, Inc. (the "Advisor") or of Ultimus Fund Solutions, LLC, ("Ultimus") the Funds' administrator, transfer agent and fund accounting services agent, or Ultimus Fund Distributors, LLC, the Funds' principal underwriter (the "Distributor").

INVESTMENT ADVISORY AGREEMENTS

Each Fund's investments are managed by the Advisor under the terms of an Investment Advisory Agreement (the "Advisory Agreements"). Under the Advisory Agreements, each Fund has agreed to pay the Advisor an investment advisory fee at an annual rate of 1.25% of its average daily net assets.

The Advisor has entered into an Expense Limitation Agreement with respect to each Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in an amount that limits annual ordinary operating expenses to not more than 1.95% and 2.50%, respectively, of the average net assets of PMFM Managed Portfolio Trust and PMFM Core Advantage Portfolio Trust. For the six months ended November 30, 2007, the Advisor reimbursed Investor Class expenses of $2,069 for PMFM Core Advantage Portfolio Trust.

The President of the Trust is also the Chief Financial Officer of the Advisor. Additionally, this individual serves as Chief Compliance Officer of the Trust and of the Advisor. The Funds reimburse the Advisor $30,000 annually for the services provided by the Chief Compliance Officer to the Trust.

ADMINISTRATION AGREEMENT

Under the terms of an Administration Agreement, Ultimus supplies internal regulatory compliance services and executive and administrative services for the Funds. Ultimus supervises the preparation of tax returns, reports to shareholders of the Funds, reports to and filings with the Securities and Exchange Commission and state securities commissions and materials for meeting of the Board of Trustees. For these services, each Fund pays Ultimus a monthly fee at an annual rate of 0.150% of its average daily net assets up to $25 million; 0.125% of such assets from $25 million to $50 million; 0.100% of such assets from $50 million to $250 million; 0.075% of such assets from $250 million to $500 million; and 0.050% of such assets in excess of $500 million, subject to a minimum monthly fee of $2,000.

FUND ACCOUNTING AGREEMENT

Under the terms of a Fund Accounting Agreement, Ultimus calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, Ultimus receives from each Fund a base fee of $2,500 per month plus $500 per month for each additional class of shares, plus an asset-based fee of 0.01% of each Fund's average daily net assets.

PMFM INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
NOVEMBER 30, 2007 (UNAUDITED)
================================================================================

TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT

Under the terms of a Transfer Agent and Shareholder Services Agreement, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, each Fund pays Ultimus a fee at an annual rate of $18 per shareholder account, subject to a $1,500 minimum monthly fee. This monthly minimum fee is reduced to $1,250 for a Fund or share class with between 25 and 100 shareholders and further reduced to $1,000 for a Fund or share class with less than 25 shareholders.

PRIOR MUTUAL FUND SERVICE PROVIDER

During the year ended May 31, 2007, certain officers of the Trust were also officers of The Nottingham Company ("TNC"), the former administrator to the Trust through May 31, 2007. During the six months ended November 30, 2007, TNC received compensation of $23,551 and $13,841 from PMFM Managed Portfolio Trust and PMFM Core Advantage Portfolio Trust, respectively, related to conversion matters and transition services.

DISTRIBUTION PLAN

The Trust has adopted plans of distribution (the "Plans") under which Class A and Investor Class shares of the Funds may directly incur or reimburse the Funds' principal underwriter for certain expenses related to the distribution of its shares. The annual limitation for payment of expenses pursuant to the Plans is 0.25% of each Fund's average daily net assets attributable to Class A shares and to Investor Class shares. For the six months ended November 30, 2007, the Class A shares of PMFM Managed Portfolio Trust and PMFM Core Advantage Portfolio Trust incurred distribution related expenses of $36,250 and $14,769, respectively. For the six months ended November 30, 2007, the Investor Class shares of PMFM Managed Portfolio Trust and PMFM Core Advantage Portfolio Trust incurred distribution related expenses of $64,317 and $28,020, respectively. October 1, 2007, each Fund's Investor Class of shares was discontinued and all outstanding Investor Class shares were converted to Class A shares.

DISTRIBUTION AGREEMENT

Under the terms of a Distribution Agreement with the Trust the Distributor provides distribution services to the Trust and serves as principal underwriter to the Funds. The Distributor receives $6,000 annually from the Funds for acting as principal underwriter. During the six months ended November 30, 2007, the Distributor earned underwriter fees of $3,315 and $241 on the sale of Class A shares of PMFM Managed Portfolio Trust and PMFM Core Advantage Portfolio Trust, respectively.

PMFM INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
NOVEMBER 30, 2007 (UNAUDITED)
================================================================================

6.    CAPITAL SHARE TRANSACTIONS

Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

                                                                   SIX MONTHS          YEAR
                                                                     ENDED            ENDED
                                                                  NOVEMBER 30,       MAY 31,
                                                                      2007             2007
-----------------------------------------------------------------------------------------------
PMFM MANAGED PORTFOLIO TRUST - CLASS A
Shares sold (Note 1)                                                 8,438,919           71,851
Shares issued in reinvestment of distributions to shareholders             757            1,482
Shares redeemed                                                       (163,628)         (21,531)
                                                                  ------------     ------------
Net increase in shares outstanding                                   8,276,048           51,802
Shares outstanding, beginning of period                                 51,802               --
                                                                  ------------     ------------
Shares outstanding, end of period                                    8,327,850           51,802
                                                                  ============     ============

PMFM MANAGED PORTFOLIO TRUST - INVESTOR CLASS
Shares sold                                                          2,032,659        2,390,815
Shares issued in reinvestment of distributions to shareholders          80,835          189,966
Shares redeemed (Note 1)                                            (8,429,219)      (2,698,662)
                                                                  ------------     ------------
Net decrease in shares outstanding                                  (6,315,725)        (117,881)
Shares outstanding, beginning of period                              6,315,725        6,433,606
                                                                  ------------     ------------
Shares outstanding, end of period                                           --        6,315,725
                                                                  ============     ============

PMFM MANAGED PORTFOLIO TRUST - ADVISOR CLASS
Shares sold                                                                 --            1,547
Shares redeeme                                                              --          (66,727)
                                                                  ------------     ------------
Net decrease in shares outstanding                                          --          (65,180)
Shares outstanding, beginning of period                                     --           65,180
                                                                  ------------     ------------
Shares outstanding, end of period                                           --               --
                                                                  ============     ============

PMFM CORE ADVANTAGE PORTFOLIO TRUST - CLASS A
Shares sold (Note 1)                                                 3,070,994            3,421
Shares redeemed                                                        (48,872)              --
                                                                  ------------     ------------
Net increase in shares outstanding                                   3,022,122            3,421
Shares outstanding, beginning of period                                  3,421               --
                                                                  ------------     ------------
Shares outstanding, end of period                                    3,025,543            3,421
                                                                  ============     ============

PMFM CORE ADVANTAGE PORTFOLIO TRUST - INVESTOR CLASS
Shares sold                                                            410,307        2,377,664
Shares redeemed (Note 1)                                            (3,150,182)        (984,180)
                                                                  ------------     ------------
Net increase (decrease) in shares outstanding                       (2,739,875)       1,393,484
Shares outstanding, beginning of period                              2,739,875        1,346,391
                                                                  ------------     ------------
Shares outstanding, end of period                                           --        2,739,875
                                                                  ============     ============

PMFM INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
NOVEMBER 30, 2007 (UNAUDITED)
================================================================================

7.    COMMITMENTS AND CONTINGENCIES

The Funds indemnify the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

8.    ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing each Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. As a result, the Funds have adopted FIN 48 with this Semi-Annual Report. Based on its analysis, management does not believe that the adoption of FIN 48 has a material impact on the financial statements.

In September 2006, the Financial Accounting Standards Board issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of November 30, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements. However, additional disclosures may be required about the inputs used to develop the measurements and the effect of the measurements reported on the statement of changes in net assets for a fiscal period.

PMFM INVESTMENT TRUST
ABOUT YOUR FUNDS' EXPENSES (UNAUDITED)
================================================================================

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, possibly including front-end sales loads; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund's ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the tables are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (June 1, 2007) and held until the end of the period (November 30, 2007).

The tables that follow illustrate the Funds' costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from each Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Funds' costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the returns used are not the Funds' actual returns, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about each Fund's expenses, including historical annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds' prospectus.

PMFM INVESTMENT TRUST
ABOUT YOUR FUNDS' EXPENSES (UNAUDITED) (CONTINUED)
================================================================================

PMFM MANAGED PORTFOLIO TRUST

CLASS A
--------------------------------------------------------------------------------
                                    BEGINNING        ENDING
                                     ACCOUNT         ACCOUNT        EXPENSES
                                      VALUE           VALUE       PAID DURING
                                  JUNE 1, 2007    NOV. 30, 2007      PERIOD*
--------------------------------------------------------------------------------
Based on Actual Fund Return        $ 1,000.00      $ 1,019.20      $     9.77
Based on Hypothetical 5% Return
   (before expenses)               $ 1,000.00      $ 1,015.39      $     9.75
--------------------------------------------------------------------------------
*     Expenses are equal to Class A's annualized  expense ratio of 1.93% for the
      period,   multiplied  by  the  average  account  value  over  the  period, multiplied by 183/365 (to reflect the one-half year period).

PMFM CORE ADVANTAGE PORTFOLIO TRUST

CLASS A
--------------------------------------------------------------------------------
                                    BEGINNING        ENDING
                                     ACCOUNT         ACCOUNT        EXPENSES
                                      VALUE           VALUE       PAID DURING
                                  JUNE 1, 2007    NOV. 30, 2007      PERIOD*
--------------------------------------------------------------------------------
Based on Actual Fund Return        $ 1,000.00      $ 1,000.00      $    12.03
Based on Hypothetical 5% Return
   (before expenses)               $ 1,000.00      $ 1,013.04      $    12.11
--------------------------------------------------------------------------------
*     Expenses are equal to Class A's annualized  expense ratio of 2.40% for the
      period,   multiplied  by  the  average  account  value  over  the  period, multiplied by 183/365 (to reflect the one-half year period).

OTHER INFORMATION (UNAUDITED)
================================================================================

The Trust files a complete listing of portfolio holdings for the Funds with the Securities and Exchange Commission ("SEC") as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available free of charge, upon request, by calling 1-866-383-PMFM. Furthermore, you may obtain a copy of these filings on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-866-383-PMFM, or on the SEC's website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-866-383-PMFM, or on the SEC's website at http://www.sec.gov.

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


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


                                      PMFM
                                      FUNDS

ITEM 2.     CODE OF ETHICS.

Not required

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.     SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  registrant  does  not  have  procedures  in  place  to  consider   nominees
recommended by shareholders. The registrant's nominating committee generally will not consider nominees recommended by shareholders.

ITEM 11.    CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto

Exhibit 99.CERT      Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT   Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PMFM Investment Trust
             -------------------------------------------------

By (Signature and Title)* /s/ Judson P. Doherty
                          -------------------------------------------------
                          Judson P. Doherty,
                          President and Principal Executive Officer

Date          January 29, 2008
     ------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Judson P. Doherty
                          -------------------------------------------------
                           Judson P. Doherty,
                           President and Principal Executive Officer

Date          January 29, 2008
      -----------------------------------

By (Signature and Title)*  /s/ Timothy A. Chapman
                          -------------------------------------------------
                           Timothy A. Chapman,
                           Treasurer and Principal Financial Officer

Date          January 29, 2008
      --------------------------------


* Print the name and title of each signing officer under his or her signature.